FELLOW SHAREHOLDERS:                                                May 14, 1999
YEAR-TO-DATE REVIEW

      The U.S. economy continued to show strong growth in the first quarter of 1999, bolstering corporate earnings and helping to push the Dow Jones Industrial Average above the 10,000 mark. The broader stock market saw strong gains in January, most of which were given back in February. In March, the Dow broke through the 10,000 mark several times in intraday trading before finally closing above that milestone at month-end. The S&P 500 saw a total return of 4% in March and 4.98% in the first quarter of 1999. Mid- and small-capitalization stocks as a group lost ground in January and February, posting only minor gains in March. Large-capitalization companies and technology firms continued to lead the market to record levels in April and into May.

      First-quarter GDP rose 4.5%, fueled by increases in consumer spending and business investment in technology. Consumer spending grew at a 6.7% annual rate in the first quarter, a significant rise over last year. The rise in consumer confidence is due in part to employment gains and slowing inflation. Low interest rates led to a boom in mortgage refinancing. Residential construction spending also posted strong gains in the first quarter. Business investments in durable equipment rose, with spending on information technology up 21% on an annualized basis.

      Low interest rates contributed to the stock market's rise. While yields on long-term U.S. Treasury bonds climbed to 5.625% on March 31 from 5.09% at year-end 1998, the Federal Reserve took a neutral stance on interest rates at its regular Federal Open Market Committee meeting. Since February, long-term interest rates have drifted in the 5.25% to 6.0% range, and concerns that the Federal Reserve would move toward higher interest rates to forestall potential inflation have eased. In the wake of Russia's default last fall, lenders raised restrictions on new loans and money markets began to tighten. To ease the liquidity crunch, the Federal Reserve cut its Federal Funds target rate three times to 4.75% from 5.5%. Fears of a widespread credit crisis quickly subsided, however. The Fed's January Lending Survey showed a clear shift toward more available funds, and quality spreads between the U.S. Treasuries and high-yield bonds have begun to narrow again in recent months.

      At the same time, inflation remains under 2%, as measured by the Consumer Price Index. Job growth continues to be strong, and the unemployment rate--4.2% in March--remains at the lowest point in three decades. Yet tight labor markets have not resulted in higher inflation. A combination of modest increases in wages and better-than-expected productivity gains has resulted in flat or lower unit labor costs.

      Internationally, many economies continue to show weakness, which has had a negative effect on U.S. export growth. Exports rose in the fourth quarter of last year as Asian markets began showing signs of recovery, but the gains were not sustained in the first quarter of 1999. The introduction of the euro currency in January has not yet sparked the hoped-for growth in European economies many analysts expected. The political issues surrounding the Serbian-Yugoslav crisis may have contributed to the weakness of the euro.

      Looking forward, the U.S. economy remains an engine of global growth, with domestic consumer demand snapping up imports and taking up some of the excess capacity in slower-growth economies abroad. Advances in corporate productivity will likely be key to continued low inflation and opportunities for growth in the economy and the markets.





      Respectfully submitted,

      /s/David D. Alger
      -----------------
      David D. Alger
      President

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Alger Growth Portfolio:
                      Schedule of Investments................................. 3
                      Financial Highlights.................................... 5
Alger Small Capitalization Portfolio:
                      Schedule of Investments................................. 7
                      Financial Highlights.................................... 9
Alger Balanced Portfolio:
                      Schedule of Investments.................................11
                      Financial Highlights....................................13
Alger MidCap Growth Portfolio:
                      Schedule of Investments.................................15
                      Financial Highlights....................................17
Alger Capital Appreciation Portfolio:
                      Schedule of Investments.................................19
                      Financial Highlights....................................20
Alger Money Market Portfolio:
                      Schedule of Investments.................................22
                      Financial Highlights....................................23
Statements of Assets and Liabilities..........................................24
Statements of Operations......................................................25
Statement of Cash Flows (Alger Capital Appreciation Portfolio)................26
Statements of Changes in Net Assets...........................................27
Notes to Financial Statements.................................................29

THE ALGER FUND                                                               -3-
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1999

COMMON STOCKS--97.3%                                    SHARES        VALUE
                                                        ------        -----
AIRLINES--.5%
Southwest Airlines Co. ...........................      117,300     $  3,819,640
                                                                    ------------

AUTOMOTIVE--.5%
Harley Davidson, Inc. ............................       70,200        4,185,675
                                                                    ------------

BIO-TECHNOLOGY--2.8%
Amgen Inc.* ......................................      185,100       11,372,174
Biogen Inc.* .....................................      106,100       10,086,184
                                                                    ------------
                                                                      21,458,358
                                                                    ------------
BUSINESS SERVICES--3.3%
Ceridian Corp.* ..................................      116,600        4,270,475
Cintas Corp. .....................................      119,900        8,243,125
IMS Health Inc. ..................................      439,000       13,170,000
                                                                    ------------
                                                                      25,683,600
                                                                    ------------
CHEMICALS--1.1%
Monsanto Co. .....................................      183,500        8,303,375
                                                                    ------------

COMMUNICATION
  EQUIPMENT--8.6%
Ascend Communications, Inc.* .....................      199,000       19,228,375
Cisco Systems, Inc.* .............................      141,575       16,148,469
Corning Inc. .....................................      148,400        8,495,900
Motorola, Inc. ...................................      277,300       22,218,662
                                                                    ------------
                                                                      66,091,406
                                                                    ------------
COMMUNICATIONS--12.7%
America Online Inc. ..............................      131,400       18,757,350
Broadcast.com Inc.* ..............................       61,300        7,861,725
Comcast Corp. Cl. A. Special .....................      173,600       11,403,437
COX Communications Inc. Cl. A.* ..................       43,700        3,468,688
Frontier Corp. ...................................      154,000        8,498,952
MCI Worldcom Inc.* ...............................      262,600       21,582,569
MediaOne Group Inc.* .............................      152,100       12,405,732
Nextel Communications Inc Cl. A.* ................      225,400        9,227,425
Qwest Communications
  International Inc.* ............................       52,700        4,502,583
                                                                    ------------
                                                                      97,708,461
                                                                    ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--3.2%
EMC Corp.* .......................................      121,600       13,246,860
Sun Microsystems Inc.* ...........................      193,100       11,549,890
                                                                    ------------
                                                                      24,796,750
                                                                    ------------
COMPUTER SERVICES--3.2%
eBay Inc.* .......................................       40,100        8,345,813
Excite Inc.* .....................................       89,100       13,008,600
Yahoo Inc.* ......................................       20,000        3,493,760
                                                                    ------------
                                                                      24,848,173
                                                                    ------------
COMPUTER SOFTWARE--5.2%
Intuit Inc.* .....................................       46,000        3,961,750
Microsoft Corporation* ...........................      442,500       35,981,003
                                                                    ------------
                                                                      39,942,753
                                                                    ------------
CONGLOMERATE--3.1%
Tyco International Ltd. ..........................      294,794       23,952,013
                                                                    ------------

DRUG DISTRIBUTION--1.4%
Cardinal Health, Inc. ............................      176,350       10,548,023
                                                                    ------------

ENERGY &
  ENERGY SERVICES--.6%
Halliburton Co. ..................................       94,100        4,011,013
                                                                    ------------

FINANCIAL SERVICES--12.9%
American Express Co. .............................       34,000        4,443,392
Bank of America Corp. ............................      101,000        7,272,000
Citigroup Inc. ...................................      357,000       26,864,250
Federal Home Loan Mortgage
  Corporation ....................................      181,800       11,407,950
Household International Inc. .....................      326,500       16,427,195
Kansas City Southern Industries Inc. .............      139,400        8,303,082
Morgan Stanley Dean Witter & Co. .................      244,500       24,251,466
                                                                    ------------
                                                                      98,969,335
                                                                    ------------
FOOD CHAINS--6.0%
Fred Meyer, Inc.* ................................      217,500       11,772,188
Kroger Co.* ......................................      235,900       12,812,437
Safeway Inc.* ....................................      401,700       21,666,895

                                                                    ------------
                                                                      46,251,520
                                                                    ------------
INSURANCE--2.4%
American International Group, Inc. ...............      157,261       18,468,417
                                                                    ------------

LEISURE &
  ENTERTAINMENT--.9%
Carnival Corp. ...................................      159,500        6,579,375
                                                                    ------------

MEDICAL DEVICES--.5%
Boston Scientific Corp.* .........................       98,900        4,209,480
                                                                    ------------

PHARMACEUTICALS--5.8%
American Home Products Corp. .....................       61,000        3,721,000
Pfizer Inc. ......................................      145,100       16,695,640
SmithKline Beecham PLC-ADS .......................      119,000        7,816,872
Warner-Lambert Co. ...............................      237,100       16,108,100
                                                                    ------------
                                                                      44,341,612
                                                                    ------------

POLLUTION CONTROL--3.0%
Waste Management, Inc. ...........................      388,900       21,972,850
                                                                    ------------

THE ALGER FUND                                                               -4-
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
April 30, 1999

COMMON STOCKS--(cont.)                                  SHARES        VALUE
                                                        ------        -----
RETAILING--11.2%
Amazon.com Inc.* .................................       36,200     $  6,228,680
Best Buy Company Inc.* ...........................       74,000        3,533,500
CVS Corp. ........................................      145,800        6,943,725
Costco Companies Inc.* ...........................      141,600       11,460,820
Home Depot, Inc. .................................      368,100       22,063,178
Office Depot Inc.* ...............................      282,000        6,204,000
Staples Inc.* ....................................      351,000       10,530,000
Wal-Mart Stores Inc. .............................      408,200       18,777,200
                                                                    ------------
                                                                      85,741,103
                                                                    ------------
SEMICONDUCTORS--5.6%
Altera Corporation* ..............................       63,500        4,587,875
Intel Corp. ......................................      138,000        8,443,944
Linear Technology Corporation ....................      152,400        8,667,750
Micron Technology Inc.* ..........................      140,400        5,212,350
Texas Instruments, Incorporated ..................       81,200        8,292,550
Xilinx, Inc.* ....................................      176,400        8,048,250
                                                                    ------------
                                                                      43,252,719
                                                                    ------------
SEMICONDUCTOR CAPITAL
  EQUIPMENT--2.8%
Applied Materials Inc.* ..........................      277,300       14,870,213
Teradyne, Inc.* ..................................      136,600        6,445,880
                                                                    ------------
                                                                      21,316,093
                                                                    ------------
Total Common Stocks
  (Cost $617,633,421)(a) .........................         97.3%     746,451,744
Other Assets in Excess
  of Liabilities .................................          2.7       21,004,120
                                                            ---     ------------
Net Assets .......................................        100.0%    $767,455,864
                                                          =====     ============


  * Non-income producing security.
(a) At April 30 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $617,633,421, amounted to $128,818,323 which consisted of aggregate gross unrealized appreciation of $136,135,480 and aggregate gross unrealized depreciation of $7,317,157.


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -5-
ALGER GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                                                                  CLASS B (i)
                                           ------------------------------------------------------------------------------------
                                           SIX MONTHS
                                               ENDED                        YEAR ENDED OCTOBER 31,
                                             APRIL 30, -----------------------------------------------------------------------
                                           1999(vi)(vii)      1998         1997           1996           1995           1994
                                           -------------      ----         ----           ----           ----           ----
Net asset value, beginning of period......  $  12.00       $  11.50       $   9.49       $   9.38       $   6.97       $   7.43
                                            --------       --------       --------       --------       --------       --------

Net investment income (loss)..............      (.08)(ii)      (.11)(ii)      (.13)      (.08)(ii)          (.02)          (.07)(ii)

Net realized and unrealized gain (loss)
   on investments.........................      3.84           2.10           2.44            .78           2.59            .35
                                            --------       --------       --------       --------       --------       --------

Total from investment operations..........      3.76           1.99           2.31            .70           2.57            .28

Distributions from net realized gains.....     (1.29)        (1.49)           (.30)          (.59)          (.16)          (.74)
                                            --------       --------       --------       --------       --------       --------

Net asset value, end of period............  $  14.47       $  12.00       $  11.50       $   9.49       $   9.38       $   6.97
                                            ========       ========       ========       ========       ========       ========

Total Return (iii)........................     33.6%          20.5%          24.9%           8.1%          37.8%           4.1%
                                            ========       ========       ========       ========       ========       ========

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) .....................  $585,823       $390,885       $304,984       $266,207       $154,284       $ 76,390
                                            ========       ========       ========       ========       ========       ========

  Ratio of expenses to average
     net assets...........................     1.95%          2.00%          2.08%          2.08%          2.09%          2.20%
                                            ========       ========       ========       ========       ========       ========

  Ratio of net investment income (loss)
     to average net assets................    (1.18%)         (.98%)        (1.13%)         (.84%)        (1.03%)        (1.01%)
                                            ========       ========       ========       ========       ========       ========

  Portfolio Turnover Rate.................   126.41%        146.64%        128.26%         94.91%        118.16%        103.86%
                                            ========       ========       ========       ========       ========       ========

-----------
See footnotes on page 6.

ALGER GROWTH PORTFOLIO                                                       -6-
Financial Highlights
For a share outstanding throughout the period



                                                         CLASS A (v)                                 CLASS C (iv)
                                   --------------------------------------------------   --------------------------------------------
                                    SIX MONTHS            YEAR          TEN MONTHS       SIX MONTHS        YEAR        THREE MONTHS
                                       ENDED              ENDED             ENDED           ENDED          ENDED          ENDED
                                     APRIL 30,          OCTOBER 31,       OCTOBER 31,     APRIL 30,      OCTOBER 31,    OCTOBER 31,
                                   1999(vi)(vii)           1998           1997(vi)      1999(vi)(vii)        1998        1997(vi)
                                   -------------        ----------      -------------   -------------    -----------   ------------
Net asset value,
  beginning of period ...........     $  12.19           $  11.58          $   9.40       $  12.00         $  11.50        $  11.98
                                      --------           --------          --------       --------         --------        --------

Net investment income (loss) ....         (.03)(ii)          (.03)(ii)         (.02)          (.08)(ii)        (.11)(ii)       (.02)

Net realized and unrealized
  gain (loss)on investments .....         3.91               2.13              2.20           3.83             2.10            (.46)
                                      --------           --------          --------       --------         --------        --------

Total from investment
   operations ...................         3.88               2.10              2.18           3.75             1.99            (.48)

Distributions from
   net realized gains ...........        (1.29)             (1.49)               --          (1.29)           (1.49)             --
                                      --------           --------          --------       --------         --------        --------


Net asset value, end of period...     $  14.78           $  12.19          $  11.58       $  14.46         $  12.00        $  11.50
                                      ========           ========          ========       ========         ========        ========

Total Return (iii) ..............        34.1%              21.4%             23.2%          33.5%            20.5%           (4.0%)
                                      ========           ========          ========       ========         ========        ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .............     $166,614           $121,930          $ 52,307       $ 15,019         $  3,312        $    199
                                      ========           ========          ========       ========         ========        ========


  Ratio of expenses
   to average
    net assets ..................        1.20%              1.25%             1.30%          1.96%            2.00%           2.02%
                                      ========           ========          ========       ========         ========        ========

  Ratio of net investment
    income (loss) to
    average net assets ..........        (.43%)             (.23%)            (.39%)        (1.24%)           (.97%)         (1.43%)
                                      ========           ========          ========       ========         ========        ========

  Portfolio Turnover Rate .......      126.41%            146.64%           128.26%        126.41%          146.64%        128.26%
                                      ========           ========          ========       ========         ========        ========


(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.
(ii)   Amount was computed based on average shares outstanding during the year.
(iii)  Does not reflect the effect of any sales charges.
(iv)   Initially offered August 1, 1997.
(v)    Initially offered January 1, 1997.
(vi)   Ratios have been annualized; total return has not been annualized.
(vii)  Unaudited.



                       See Notes to Financial Statements.

THE ALGER FUND                                                               -7-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1999

COMMON STOCKS--101.3%                                   SHARES        VALUE
                                                        ------        -----
ADVERTISING--2.0%
Outdoor Systems, Inc.* ...........................      287,075     $  7,230,845
Young & Rubicam Inc.* ............................       83,800        3,336,329
                                                                    ------------
                                                                      10,567,174
                                                                    ------------
AIRLINES--1.2%
SkyWest Inc. .....................................      255,600        6,645,600
                                                                    ------------
AUTOMOTIVE--.8%
Sonic Automotive Inc. Cl. A.* ....................      282,100        4,178,606
                                                                    ------------
BIO-TECHNOLOGY--4.9%
Biogen Inc.* .....................................      105,000        9,981,615
IDEC Pharmaceuticals Corporation* ................       84,200        4,273,150
Medimmune Inc.* ..................................      212,700       11,725,088
                                                                    ------------
                                                                      25,979,853
                                                                    ------------
BROADCASTING--1.6%
Cablevision Systems Corp. Cl. A.* ................       71,100        5,501,363
Jacor Communications Inc.* .......................       38,000        3,049,500
                                                                    ------------
                                                                       8,550,863
                                                                    ------------
BUILDING &
  CONSTRUCTION--.4%
Champion Enterprises Inc.* .......................      118,500        2,199,656
                                                                    ------------
BUSINESS SERVICES--9.3%
Bisys Group Inc.* ................................      229,300       11,636,975
Ceridian Corp.* ..................................      427,800       15,668,175
Clarify Inc.* ....................................      135,000        3,172,500
FactSet Research Systems Inc. ....................      148,100        6,905,163
Nielsen Media Research Inc.* .....................      200,800        5,496,900
Rent-Way Inc.* ...................................      132,800        3,618,800
Siebel Systems Inc.* .............................       88,400        3,397,919
                                                                    ------------
                                                                      49,896,432
                                                                    ------------
COMMUNICATION
  EQUIPMENT--1.7%
Aware Inc.* ......................................       34,000        1,889,142
Dycom Industries Inc.* ...........................      113,250        5,174,166
L-3 Communications Holdings, Inc.* ...............       43,000        2,098,959
                                                                    ------------
                                                                       9,162,267
                                                                    ------------
COMMUNICATIONS--3.7%
Broadcast.com Inc.* ..............................      103,700       13,299,525
Com21 Inc.* ......................................      199,100        6,196,988
                                                                    ------------
                                                                      19,496,513
                                                                    ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--3.3%
Antec Corp.* .....................................      252,200        6,840,925
Egghead.com Inc.* ................................       94,700        1,325,800
Sanmina Corporation*..............................      145,000        9,624,375
                                                                    ------------
                                                                      17,791,100
                                                                    ------------

COMPUTER SERVICES--13.8%
CNET Inc.* .......................................      119,400     $ 15,342,900
eBay Inc.* .......................................      125,000       26,015,625
Excite Inc.* .....................................      182,800       26,688,800
QRS Corp.* .......................................      106,300        5,846,500
                                                                    ------------
                                                                      73,893,825
                                                                    ------------
COMPUTER SOFTWARE--4.0%
Business Objects-ADS .............................       74,000        1,734,412
Dendrite International Inc. * ....................      115,000        2,975,625
GeoTel Communications Corp.* .....................       92,000        5,175,000
Intuit Inc.* .....................................      130,300       11,222,088
                                                                    ------------
                                                                      21,107,125
                                                                    ------------
COMPUTER TECHNOLOGY--1.1%
Rambus Inc.* .....................................       93,600        5,627,700
                                                                    ------------
CONSUMER PRODUCTS--2.8%
Dial Corp. .......................................      109,000        3,706,000
Furniture Brands International Inc.* .............      114,500        2,869,714
Mettler-Toledo International Inc.* ...............      220,000        5,747,500
Pittway Corp. Cl. A ..............................       89,000        2,347,375
                                                                    ------------
                                                                      14,670,589
                                                                    ------------
DRUG DISTRIBUTION--1.0%
AmeriSource Health Corp Cl. A.* ..................      187,800        5,199,806
                                                                    ------------

FINANCIAL SERVICES--7.2%
Commerce Bancshares Inc. .........................       73,134        2,993,960
Dime Bancorp Inc. ................................      275,000        6,342,325
Kansas City Southern Industries Inc. .............      223,500       13,312,330
National Commerce Bancorp ........................      285,000        7,125,000
North Fork Bancorporation Inc. ...................      169,650        3,817,125
Wilmington Trust Corp. ...........................       81,000        4,976,478
                                                                    ------------
                                                                      38,567,218

                                                                    ------------
FOODS & BEVERAGES--3.5%
Starbucks Corp.* .................................      326,600       12,063,950
U.S. Foodservice* ................................      159,800        6,721,667
                                                                    ------------
                                                                      18,785,617
                                                                    ------------
MEDICAL DEVICES--1.0%
Biomet Inc. ......................................      133,500        5,473,500
                                                                    ------------
MEDICAL SERVICES--3.7%
Hooper Holmes Inc. ...............................      239,400        3,815,557
MedQuist Inc.* ...................................      457,900       15,683,075
                                                                    ------------
                                                                      19,498,632
                                                                    ------------
PHARMACEUTICALS--1.8%
Forest Laboratories, Inc.* .......................      215,000        9,567,500
                                                                    ------------

THE ALGER FUND                                                               -8-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 1999


COMMON STOCKS--(cont.)                                  SHARES        VALUE
                                                        ------        -----
RESTAURANTS &
  LODGING--2.3%
Outback Steakhouse, Inc.* ........................      346,800     $ 12,419,948
                                                                    ------------

RETAILING--21.2%
Amazon.com Inc.* .................................       98,000       16,862,174
BJ's Wholesale Club Inc.* ........................      491,400       13,053,058
Bed Bath & Beyond Inc.* ..........................      416,200       14,853,346
Ethan Allen Interiors Inc. .......................      247,800       12,560,486
Family Dollar Stores Inc. ........................      513,000       12,376,125
Linens'n Things Inc.* ............................      316,200       14,466,150
Mens Wearhouse Inc.* .............................       85,000        2,326,875
Office Depot Inc.* ...............................      340,500        7,491,000
Tiffany & Co. ....................................       82,800        6,955,200
Tuesday Morning Corp.* ...........................      150,000        2,925,000
Williams Sonoma Inc.* ............................      327,800        9,506,200
                                                                    ------------
                                                                     113,375,614
                                                                    ------------
SEMICONDUCTORS--6.9%
Altera Corporation* ..............................      115,000        8,308,750
Broadcom Corp Cl. A.* ............................       52,000        4,010,500
Maxim Integrated Products, Inc.*  ................       95,000        5,320,000
Microchip Technology Incorporated* ...............      244,300        8,550,500
Xilinx, Inc.* ....................................      236,300       10,781,188
                                                                    ------------
                                                                      36,970,938
                                                                    ------------
SEMICONDUCTOR CAPITAL
  EQUIPMENT--1.4%
ASM Lithography Holding NV* ......................      186,000        7,254,000
PRI Automation, Inc.* ............................       25,000          620,325
                                                                    ------------
                                                                       7,874,325
                                                                   ------------
TRANSPORTATION--.7%
Coach USA Inc.* ..................................      149,200       3,543,500
                                                                   ------------
Total Common Stocks
  (Cost $412,721,478)(a) .........................        101.3%    541,043,901
Liabilities in Excess
  of Other Assets ................................         (1.3)     (6,973,650)
                                                                   ------------
Net Assets .......................................        100.0%   $534,070,251
                                                                   ============

----------
  *  Non-income producing security.

(a) At April 30 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $412,721,478, amounted to $128,322,423 which consisted of aggregate gross unrealized appreciation of $135,753,362 and aggregate gross unrealized depreciation of $7,430,939.

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -9-
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period



                                                                                  CLASS B (i)
                                           ------------------------------------------------------------------------------------
                                           SIX MONTHS
                                               ENDED                        YEAR ENDED OCTOBER 31,
                                             APRIL 30, -----------------------------------------------------------------------
                                           1999(v)(vii)       1998         1997           1996           1995           1994
                                           -------------      ----         ----           ----           ----           ----
Net asset value, beginning of period....... $   8.61       $  10.29       $  10.86       $  11.13       $   7.62       $   8.65
                                            --------       --------       --------       --------       --------       --------

Net investment income (loss)...............     (.07)(vi)      (.14)(vi)      (.11)          (.09)          (.13)          (.09)

Net realized and unrealized gain (loss)
   on investments..........................     2.41          (1.03)          1.28            .42           3.64           (.02)
                                            --------       --------       --------       --------       --------       --------

Total from investment operations...........     2.34          (1.17)          1.17            .33           3.51           (.11)

Distributions from net realized gains......    (1.02)          (.51)         (1.74)          (.60)            --           (.92)
                                            --------       --------       --------       --------       --------       --------

Net asset value, end of period.............   $ 9.93       $   8.61       $  10.29       $  10.86       $  11.13       $   7.62
                                            ========       ========       ========       ========       ========       ========

Total Return (ii)..........................    29.5%         (11.6%)         12.9%           3.2%          46.2%          (1.1%)
                                            ========       ========       ========       ========       ========       ========

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)....................... $479,149       $460,788       $580,651       $553,872       $463,718       $294,890
                                            ========       ========       ========       ========       ========       ========

  Ratio of expenses to average
     net assets............................    2.11%          2.12%          2.14%          2.13%          2.11%          2.18%
                                            ========       ========       ========       ========       ========       ========

  Ratio of net investment income
     (loss) to average net assets..........   (1.48%)        (1.51%)        (1.67%)        (1.59%)        (1.75%)        (1.51%)
                                            ========       ========       ========       ========       ========       ========

  Portfolio Turnover Rate..................   63.56%        157.26%        120.27%        153.35%         97.37%        131.86%
                                            ========       ========       ========       ========       ========       ========

----------
See footnotes on page 10.

THE ALGER FUND                                                             -10-
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                 CLASS A (IV)                            CLASS C (III)
                                        ---------------------------------------   ---------------------------------------
                                          SIX MONTHS     YEAR       TEN MONTHS      SIX MONTHS      YEAR     THREE MONTHS
                                             ENDED       ENDED        ENDED           ENDED         ENDED        ENDED
                                           APRIL 30,   OCTOBER 31,  OCTOBER 31,     APRIL 30,    OCTOBER 31,  OCTOBER 31,
                                         1999(v)(vii)    1998         1997(v)      1999(v)(vii)     1998        1997(v)
                                         -----------   -----------  -----------    ------------   ---------    ------------

Net asset value, beginning of period ..   $   8.74     $  10.35      $   9.21        $   8.59     $ 10.29       $ 10.38
                                          --------     --------      --------        --------     -------       -------

Net investment income (loss) ..........       (.03)(vi)    (.06)(vi)     (.04)           (.07)(vi)   (.10)(vi)     (.03)

Net realized and unrealized gain
 (loss) on investments ................      2.46         (1.04)         1.18            2.43       (1.09)         (.06)
                                         --------      --------      --------        --------     -------       -------

Total from investment operations ......       2.43        (1.10)         1.14            2.36       (1.19)         (.09)

Distributions from net realized gains..      (1.02)        (.51)           --           (1.02)       (.51)           --
                                         ---------     --------      --------        --------     -------       -------

Net asset value, end of period ........   $  10.15     $   8.74      $  10.35        $   9.93     $  8.59       $ 10.29
                                          ========     ========      ========        ========     =======       =======

Total Return (ii) .....................      30.1%       (10.9%)        12.4%           29.8%      (11.8%)         (.9%)
                                          ========     ========      ========        ========     =======       =======

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ...................   $ 50,402     $ 59,516      $ 25,996        $  4,519     $ 4,838       $   338
                                          ========     ========      ========        ========     =======       =======

  Ratio of expenses to average
    net assets ........................      1.35%        1.37%         1.38%           2.10%       2.11%         2.09%
                                          ========     ========      ========        ========     =======       =======

  Ratio of net investment income (loss)
    to average net assets .............      (.70%)       (.71%)        (.93%)         (1.42%)     (1.36%)       (1.71%)
                                          ========     ========      ========        ========     =======       =======

  Portfolio Turnover Rate .............     63.56%      157.26%       120.27%          63.56%     157.26%       120.27%
                                          ========     ========      ========        ========     =======       =======

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.
(ii)  Does not reflect the effect of any sales charges.
(iii) Initially offered August 1, 1997.
(iv)  Initially offered January 1, 1997.
(v)   Ratios have been annualized; total return has not been annualized.
(vi)  Amount was computed based on average shares outstanding during the period.
(vii) Unaudited.


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -11-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1999

COMMON STOCKS--60.8%                                    SHARES        VALUE
                                                        ------        -----
AIRLINES--.3%
Southwest Airlines Co. ...........................        3,900     $    126,995
                                                                    ------------
AUTOMOTIVE--.3%
Harley Davidson, Inc. ............................        2,300          137,138
                                                                    ------------
BIO-TECHNOLOGY--1.8%
Amgen Inc.* ......................................        6,800          417,778
Biogen Inc.* .....................................        3,900          370,746
                                                                    ------------
                                                                         788,524
                                                                    ------------
BUSINESS SERVICES--2.2%
Ceridian Corp.* ..................................        4,500          164,813
Cintas Corp. .....................................        3,900          268,125
IMS Health Inc. ..................................       16,500          495,000
                                                                    ------------
                                                                         927,938
                                                                    ------------
CHEMICALS--.7%
Monsanto Co. .....................................        6,600          298,650
                                                                    ------------

COMMUNICATION
  EQUIPMENT--5.4%
Ascend Communications, Inc.* .....................        6,800          657,050
Cisco Systems, Inc.* .............................        5,225          595,979
Corning Inc. .....................................        4,000          229,000
Motorola, Inc. ...................................       10,300          825,288
                                                                    ------------
                                                                       2,307,317
                                                                    ------------
COMMUNICATIONS--7.9%
America Online Inc. ..............................        5,600          799,400
Broadcast.com Inc.* ..............................        2,300          294,975
Comcast Corp. Cl. A. Special .....................        6,700          440,110
Frontier Corp. ...................................        5,200          286,978
MCI Worldcom Inc.* ...............................        7,800          641,066
MediaOne Group Inc.* .............................        5,700          464,909
Nextel Communications Inc Cl. A.* ................        8,100          331,598
Qwest Communications
  International Inc.* ............................        1,900          162,332
                                                                    ------------
                                                                       3,421,368
                                                                    ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--2.6%
EMC Corp.* .......................................        4,000          435,752
International Business Machines Corp. ............        1,200          251,026
Sun Microsystems Inc.* ...........................        7,100          424,672
                                                                    ------------
                                                                       1,111,450
                                                                    ------------
COMPUTER SERVICES--1.8%
eBay Inc.* .......................................        1,500          312,188
Excite Inc.* .....................................        3,100          452,600
                                                                    ------------
                                                                         764,788
                                                                    ------------
COMPUTER SOFTWARE--3.4%
Intuit Inc.* .....................................        1,700          146,413
Microsoft Corporation* ...........................       16,300        1,325,402
                                                                    ------------
                                                                       1,471,815
                                                                    ------------
CONGLOMERATE--2.4%
Tyco International Ltd. ..........................       12,846        1,043,738
                                                                    ------------
DRUG DISTRIBUTION--.7%
Cardinal Health, Inc. ............................        5,000          299,065
                                                                    ------------
ENERGY &
  ENERGY SERVICES--.4%
Halliburton Co. ..................................        3,600          153,450
                                                                    ------------
FINANCIAL SERVICES--7.3%
American Express Co. .............................        1,000          130,688
Bank of America Corp. ............................        3,800          273,600
Citigroup Inc. ...................................       12,000          903,000
Federal Home Loan Mortgage
  Corporation ....................................        5,300          332,575
Household International Inc. .....................        8,200          412,567
Kansas City Southern Industries Inc. .............        5,000          297,815
Morgan Stanley Dean Witter & Co. .................        8,000          793,504
                                                                    ------------
                                                                       3,143,749
                                                                    ------------
FOOD CHAINS--3.8%
Fred Meyer, Inc.* ................................        8,000          433,000
Kroger Co.* ......................................        7,300          396,485
Safeway Inc.* ....................................       14,800          798,282
                                                                    ------------
                                                                       1,627,767
                                                                    ------------
INSURANCE--1.6%
American International Group, Inc. ...............        5,785          679,379
                                                                    ------------
LEISURE &
  ENTERTAINMENT--.4%
Carnival Corp. ...................................        4,500          185,625
                                                                    ------------
MEDICAL DEVICES--.3%
Boston Scientific Corp.* .........................        3,500          148,970
                                                                    ------------
PHARMACEUTICALS--4.1%
American Home Products Corp. .....................        2,000          122,000
Pfizer Inc. ......................................        6,100          701,884
SmithKline Beecham PLC-ADS .......................        4,400          289,027
Warner-Lambert Co. ...............................        9,500          645,411
                                                                    ------------
                                                                       1,758,322
                                                                    ------------
POLLUTION CONTROL--1.5%
Waste Management, Inc. ...........................       11,200          632,800
                                                                    ------------
RETAILING--6.6%
Amazon.com Inc.* .................................        1,100          189,269
Best Buy Company Inc.* ...........................        4,400          210,100
CVS Corp. ........................................        4,900          233,363
Costco Companies Inc.* ...........................        4,400          356,127
Home Depot, Inc. .................................       11,000          659,318
Office Depot Inc.* ...............................       11,550          254,100
Staples Inc.* ....................................        6,900          207,000
Wal-Mart Stores Inc. .............................       15,600          717,600
                                                                    ------------
                                                                       2,826,877
                                                                    ------------
SEMICONDUCTORS--3.6%
Altera Corporation* ..............................        2,100          151,725
Intel Corp. ......................................        5,100          312,059
Linear Technology Corporation ....................        5,400          307,125
Micron Technology Inc.* ..........................        4,700          174,488
Texas Instruments, Incorporated ..................        3,100          316,588
Xilinx, Inc.* ....................................        6,200          282,875
                                                                    ------------
                                                                       1,544,860
                                                                    ------------

THE ALGER FUND                                                              -12-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 1999

COMMON STOCKS--(CONT.)                 SHARES          VALUE
                                       ------          -----
SEMICONDUCTOR
  CAPITAL EQUIPMENT--1.9%
Applied Materials Inc.* ..........       10,200     $    546,975
Teradyne, Inc.* ..................        5,500          259,534
                                                    ------------
                                                         806,509
                                                    ------------
Total Common Stocks
  (Cost $21,035,883) .............                    26,207,094
                                                    ------------

                                     PRINCIPAL
CORPORATE BONDS--7.4%                  AMOUNT
AUTOMOTIVE--1.3%                     ---------
Ford Capital B.V.,
  9.50%, 6/1/10 ..................     $300,000          370,296
General Motors Acceptance Corp.,
  7.125%, 6/1/99 .................      200,000          200,292
                                                    ------------
                                                         570,588
                                                    ------------
CONSUMER PRODUCTS
  & SERVICES--.8%
Eastman Kodak Co.,
  9.20%, 6/1/21 ..................      300,000          347,811
                                                    ------------
ELECTRIC & GAS
  COMPANIES--1.1%
Cincinnati Gas & Electric Co.,
  7.20%, 10/1/23 .................      100,000          100,766
Pacific Gas & Electric Co.,
  7.25%, 3/1/26 ..................      182,000          191,207
Potomac Electric Power Co.,
  7.00%, 1/15/24 .................      200,000          199,980
                                                    ------------
                                                         491,953
                                                    ------------
FINANCIAL SERVICES--2.5%
BankAmerica Corp.,
  6.625%, 10/15/07 ...............      200,000          202,890
Bankers Trust Corp.,
  7.00%, 3/13/18 .................      300,000          299,970
Chase Manhattan Corp.,
  8.50%, 2/15/02 .................      200,000          213,698
Citicorp.,
  7.125%, 6/1/03 .................      200,000          208,386
Merrill Lynch & Company Inc.,
  6.75%, 4/30/01 .................      150,000          152,789
                                                    ------------
                                                       1,077,733
                                                    ------------
INSURANCE--1.2%
Loews Corp.,
  7.625%, 6/1/23 .................      500,000          507,755
                                                    ------------
POLLUTION CONTROL--.5%
Waste Management Inc.,
  8.25%, 11/15/99 ................      200,000          202,974
                                                    ------------
Total Corporate Bonds
  (Cost $3,289,790) ..............                     3,198,814
                                                    ------------
U.S. Treasury Notes,
  6.375%, 1/15/00 ................      100,000          101,000
  7.50%, 5/15/02 .................      100,000          106,375
  6.25%, 2/15/03 .................      250,000          258,710
Federal Home Loan Bank Corp.,
  5.87%, 4/22/03 .................      300,000          302,994
  5.935%, 4/22/05 ................      400,000          404,036
  6.505%, 6/17/08 ................      300,000          296,811
Federal Home Loan Mortgage Corp.,
  7.08%, 3/17/14 .................      400,000          394,752
Federal Home Loan Mortgage Assoc.,
  8.50%, 2/1/05 ..................      100,000           99,990
  7.49%, 5/22/07 .................      250,000          254,143
  6.42%, 7/14/08 .................      300,000          295,077
  7.00%, 3/4/13 ..................      600,000          590,622
  6.75%, 2/4/28 ..................      400,000          381,124
                                                    ------------
Total U.S. Government & Agency
  Obligations (Cost $3,568,898) ..                     3,485,634
                                                    ------------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS--.6%
U.S. Treasury Bills,
  4.50%, 3/2/00
  (Cost $240,438) ................      250,000          242,165
                                                    ------------

SHORT-TERM CORPORATE NOTES--19.8%
Anheuser Busch & Co. Inc.,
  4.69%, 5/10/99 .................      300,000          299,648
General Electric Capital Corporation,
  4.72%, 5/7/99 ..................    1,650,000        1,648,702
Georgia Power Co.,
  4.75%, 5/7/99 ..................      800,000          799,367
GTE Funding Inc.,
  4.73%, 5/7/99 ..................    1,600,000        1,598,739
Household Finance Corp.,
  4.75%, 5/6/99 ..................    2,000,000        1,998,680
National Australia Funding Inc.,
  4.77%, 5/13/99 .................      600,000          599,045
United Airlines First Funding Corp.,
  4.81%, 5/13/99 .................    1,600,000        1,597,435
                                                    ------------
Total Short-Term Corporate Notes
  (Cost $8,541,616) ..............                     8,541,616
                                                    ------------
Total Investments
  (Cost $36,676,625)(a) ..........         96.7%      41,675,323
Other Assets in Excess of
  Liabilities ....................          3.3        1,400,537
                                          -----     ------------
Net Assets .......................        100.0%    $ 43,075,860
                                          =====     ============

*   Non-income producing security.
(a) At April 30 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $36,676,625, amounted to $4,998,698 which consisted of aggregate gross unrealized appreciation of $5,474,001 and aggregate gross unrealized depreciation of $475,303.

                       See Notes to Financial Statements.

THE ALGER FUND                                                             -13-
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                                  CLASS B
                                           ------------------------------------------------------------------------------------
                                           SIX MONTHS
                                               ENDED                        YEAR ENDED OCTOBER 31,
                                             APRIL 30, -----------------------------------------------------------------------
                                           1999(iii)(vii)     1998         1997           1996           1995           1994
                                           -------------      ----         ----           ----           ----           ----
Net asset value, beginning of period....... $  16.64       $  16.48       $  14.21       $  13.59       $  10.65       $  11.18
                                            --------       --------       --------       --------       --------       --------

Net investment income (loss)...............      .02(i)         .03(i)          --            .12           (.02)(i)       (.05)

Net realized and unrealized gain (loss)
   on investments..........................     4.06           2.34           2.67            .72           2.96           (.39)
                                            --------       --------       --------       --------       --------       --------

Total from investment operations...........     4.08           2.37           2.67            .84           2.94           (.44)
                                            --------       --------       --------       --------       --------       --------

Dividends from net investment income.......     (.03)          (.01)          (.06)          (.01)            --             --

Distributions from net realized gains......    (1.02)         (2.20)          (.34)          (.21)            --           (.09)
                                            --------       --------       --------       --------       --------       --------

Total distributions........................    (1.05)         (2.21)          (.40)          (.22)            --           (.09)
                                            --------       --------       --------       --------       --------       --------
Net asset value, end of period............. $  19.67       $  16.64       $  16.48       $  14.21       $  13.59       $  10.65
                                            ========       ========       ========       ========       ========       ========

Total Return (ii)..........................    25.6%          16.9%          19.3%           6.3%          27.6%          (4.0%)
                                            ========       ========       ========       ========       ========       ========

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)....................... $ 30,606       $ 19,282       $ 12,653       $ 13,492       $  6,214       $  3,073
                                            ========       ========       ========       ========       ========       ========

  Ratio of expenses to average
     net assets............................    2.26%          2.58%          2.89%          2.70%          3.34%          3.18%
                                            ========       ========       ========       ========       ========       ========

  Decrease reflected in above
     expense ratios due to
     expense reimbursements (iv)...........       --             --             --             --           .24%             --
                                            ========       ========       ========       ========       ========       ========

  Ratio of net investment income
     (loss) to average net assets..........     .25%           .19%           .04%           .47%          (.13%)         (.41%)
                                            ========       ========       ========       ========       ========       ========

  Portfolio Turnover Rate..................   63.75%         93.23%        109.26%         85.51%         84.06%         84.88%
                                            ========       ========       ========       ========       ========       ========

----------
See footnotes on page 14.

THE ALGER FUND                                                             -14-
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                    CLASS A (VI)                             CLASS C (V)
                                     ----------------------------------------   ------------------------------------------
                                        SIX MONTHS      YEAR       TEN MONTHS      SIX MONTHS      YEAR      THREE MONTHS
                                           ENDED       ENDED          ENDED           ENDED        ENDED         ENDED
                                         APRIL 30,   OCTOBER 31,   OCTOBER 31,     APRIL 30,     OCTOBER 31,   OCTOBER 31,
                                      1999(iii)(vii)     1998       1997(iii)     1999(iii)(vii)    1998         1997(iii)
                                      --------------  -----------  -----------   --------------  ----------   ------------
Net asset value, beginning of
  period ..........................    $ 16.83        $ 16.58       $ 13.99         $ 16.66      $ 16.49        $ 16.88
                                       -------        -------       -------         -------      -------        -------
Net investment income (loss) ......        .09(i)         .16(i)        .05             .02(i)       .04(i)        (.01)

Net realized and unrealized gain
  (loss) on investments ...........       4.11           2.35          2.54            4.07         2.33           (.38)
                                       -------        -------       -------         -------      -------        -------

Total from investment operations ..       4.20           2.51          2.59            4.09         2.37           (.39)
                                       -------        -------       -------         -------      -------        -------

Dividends from net investment
  income ..........................       (.08)          (.06)           --            (.01)          --             --
Distributions from net realized
  gains ...........................      (1.02)         (2.20)           --           (1.02)       (2.20)            --
                                       -------        -------       -------         -------      -------        -------
Total distributions ...............      (1.10)         (2.26)           --           (1.03)       (2.20)            --
                                       -------        -------       -------         -------      -------        -------

Net asset value, end of period ....    $ 19.93        $ 16.83       $ 16.58         $ 19.72      $ 16.66        $ 16.49
                                       =======        =======       =======         =======      =======        =======

Total Return (ii) .................       26.1%          17.7%         18.5%           25.6%        16.8%          (2.31%)
                                       =======        =======       =======         =======      =======        =======

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ...............    $ 6,386        $ 1,354       $   459         $ 6,084      $   334        $   48
                                       =======        =======       =======         =======      =======        =======

  Ratio of expenses to average
    net assets ....................      1.51%          1.79%         2.10%           2.28%         2.53%         2.77%
                                       =======        =======       =======         =======      =======        =======

  Ratio of net investment income
    (loss) to average net assets ..       .98%           .98%          .72%            .20%          .23%         (.84%)
                                       =======        =======       =======         =======      =======        =======

  Portfolio Turnover Rate .........     63.75%         93.23%       109.26%          63.75%        93.23%       109.26%
                                       =======        =======       =======         =======      =======        =======



(i)   Amount was computed based on average shares outstanding during the period.
(ii)  Does not reflect  the effect of any sales  charges.
(iii) Ratios  have been annualized;  total  return  has not been  annualized.
(iv) Represents expense reimbursements made pursuant to applicable state expense limits.
(v)   Initially offered August 1, 1997.
(vi)  Initially offered January 1, 1997.
(vii) Unaudited.

THE ALGER FUND                                              -15-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1999

COMMON STOCKS--91.4%                  SHARES         VALUE
                                     -------        -------
ADVERTISING--.1%
Young & Rubicam Inc.* ...........      7,000     $    278,691
                                                 ------------
AIRLINES--.5%
Southwest Airlines Co. ..........     43,700        1,423,003
                                                 ------------
APPAREL--.5%
Tommy Hilfiger Corporation* .....     17,000        1,187,875
                                                 ------------
AUTOMOTIVE--1.4%
Harley Davidson, Inc. ...........     60,600        3,613,275
                                                 ------------
BIO-TECHNOLOGY--2.0%
Biogen Inc.* ....................     54,400        5,171,427
                                                 ------------
BUILDING &
  CONSTRUCTION--.9%
Champion Enterprises Inc.* ......    138,500        2,570,906
                                                 ------------
BUSINESS SERVICES--11.7%
Ceridian Corp.* .................    158,000        5,786,750
Cintas Corp. ....................    131,500        9,040,625
Fiserv Inc.* ....................    109,400        6,406,792
IMS Health Inc. .................    251,000        7,530,000
Siebel Systems Inc.* ............     54,700        2,102,559
                                                 ------------
                                                   30,866,726
                                                 ------------
COMMUNICATION
  EQUIPMENT--.9%
Corning Inc. ....................     42,300        2,421,675
                                                 ------------
COMMUNICATIONS--7.8%
Broadcast.com Inc.* .............     49,900        6,399,675
COX Communications Inc. Cl. A.* .     41,000        3,254,375
Frontier Corp. ..................    169,200        9,337,810
Global Telesystems Group Inc.* ..     24,000        1,587,000
                                                 ------------
                                                   20,578,860
                                                 ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--2.6%
Quantum Corp.* ..................    212,000        3,789,500
Sanmina Corporation* ............     44,900        2,980,238
                                                 ------------
                                                    6,769,738
                                                 ------------
COMPUTER SERVICES--5.1%
CNET Inc.* ......................     53,000        6,810,500
eBay Inc.* ......................     13,900        2,892,938
Excite Inc.* ....................     24,600        3,591,600
                                                 ------------
                                                   13,295,038
                                                 ------------
COMPUTER SOFTWARE--3.1%
Intuit Inc.* ....................     95,500        8,224,938
                                                 ------------
COMPUTER
  TECHNOLOGY--1.7%
Rambus Inc.* ....................     73,900        4,443,238
                                                 ------------
CONSUMER PRODUCTS--.5%
Furniture Brands
  International Inc.* ...........     50,700        1,270,694

FINANCIAL SERVICES--7.1%
Charter One Financial Inc. ......     82,200        2,568,750
Dime Bancorp Inc. ...............    151,000        3,482,513
Golden State Bancorp Inc.* ......     60,000        1,473,780
Kansas City Southern Industries
  Inc. ..........................    106,700        6,355,372
Paine Webber Group Inc. .........     99,900        4,689,106
                                                 ------------
                                                   18,569,521
                                                 ------------
FOOD CHAINS--2.5%
Fred Meyer, Inc.* ...............    123,000        6,657,375
                                                 ------------
FOODS & BEVERAGES--4.6%
Starbucks Corp.* ................    219,400        8,104,197
U.S. Foodservice* ...............     97,000        4,080,111
                                                 ------------
                                                   12,184,308
                                                 ------------
PAPER PACKAGING &
  FOREST PRODUCTS--1.6%
Sealed Air Corp.* ...............     67,500        4,104,878
                                                 ------------
PHARMACEUTICALS--5.7%
Agouron Pharmaceuticals Inc.* ...    111,300        6,573,712
Forest Laboratories, Inc.* ......    187,700        8,352,650
                                                 ------------
                                                   14,926,362
                                                 ------------
RESTAURANTS & LODGING--4.0%
Outback Steakhouse, Inc.* .......    240,250        8,604,073
Papa John's International Inc.* .     49,000        1,969,212
                                                 ------------
                                                   10,573,285
                                                 ------------
RETAILING--12.6%
Abercrombie & Fitch Co., Cl. A.*      27,300        2,596,913
Amazon.com Inc.* ................     12,000        2,064,756
Bed Bath & Beyond Inc.* .........    169,000        6,031,272
Best Buy Company Inc.* ..........     85,200        4,068,300
Family Dollar Stores Inc. .......     50,000        1,206,250
Gucci Group N.V .................    119,800        9,037,471
Office Depot Inc.* ..............    253,000        5,566,000
Williams Sonoma Inc.* ...........     85,900        2,491,100
                                                 ------------
                                                   33,062,062
                                                 ------------
SEMICONDUCTORS--10.2%
Altera Corporation* .............     57,100        4,125,475
Linear Technology Corporation ...    118,100        6,716,938
Maxim Integrated Products, Inc.*      49,000        2,744,000
Microchip Technology Incorporated*   173,300        6,065,500
Xilinx, Inc.* ...................    155,600        7,099,250
                                                 ------------
                                                   26,751,163
                                                 ------------
SEMICONDUCTOR
  CAPITAL EQUIPMENT--3.5%
Applied Materials Inc.* .........     37,800        2,027,025
ASM Lithography Holding NV* .....     30,600        1,193,400
Teradyne, Inc.* .................    129,500        6,110,845
                                                 ------------
                                                    9,331,270
                                                 ------------
TRANSPORTATION--.8%
Coach USA Inc.* .................     89,500        2,125,625
                                                 ------------
Total Common Stocks
(Cost $218,342,955) .............                 240,401,933
                                                 ------------

THE ALGER FUND                                                    -16-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS  (Unaudited) (Continued)
April 30, 1999


SHORT-TERM CORPORATE                      PRINCIPAL
  NOTES--8.2%                               AMOUNT            VALUE
                                           --------          -------
Anheuser Busch & Co. Inc.,
  4.69%, 5/10/99 ....................... $  2,250,000     $  2,247,362
Exxon Asset Management Corp.,
  4.72%, 5/6/99 ........................    5,800,000        5,796,198
Ford Motor Credit Company,
  4.75%, 5/4/99 ........................    1,300,000        1,299,485
General Electric Capital Corporation,
  4.72%, 5/7/99 ........................    3,700,000        3,697,089
General Motors Acceptance Corporation,
  4.80%, 5/10/99 .......................    4,400,000        4,394,720
Georgia Power Co.,
  4.75%, 5/7/99 ........................      900,000          899,288
United Parcel Service of America Inc.,
  4.69%, 5/5/99 ........................    3,200,000        3,198,332
                                                          ------------

Total Short-Term Corporate Notes
  (Cost $21,532,474) ...................                    21,532,474
                                                          ------------

Total Investments
  (Cost $239,875,429)(a) ...............         99.6%     261,934,407

Other Assets In Excess Of Liabilities ..           .4          992,830
                                                -----     ------------
Net Assets .............................        100.0%    $262,927,237
                                                ======    ============







*  Non-income producing security.
a) At April 30 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $239,875,429, amounted to $22,058,978 which consisted of aggregate gross unrealized appreciation of $29,534,858 and aggregate gross unrealized depreciation of $7,475,880.


                       See Notes to Financial Statements.

THE ALGER FUND                                                             -17-
ALGER MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                               CLASS B
                                              -----------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                  YEAR ENDED OCTOBER 31,
                                                APRIL 30,   ---------------------------------------------------
                                              1999(i)(vii)  1998       1997       1996       1995        1994
                                              -----------   ----       ----       ----       ----        ----

Net asset value, beginning of period..........  $ 20.89    $ 22.33    $ 18.87   $  18.94      $ 12.77   $ 12.48
                                                -------    -------    -------   --------      -------   -------
Net investment income (loss)..................     (.15)(ii)  (.29)(ii)  (.29)      (.25)(ii)   (.08)      (.11)

Net realized and unrealized gain (loss)
   on investments.............................     5.30       1.31       4.23       1.35         6.25       .68
                                                -------    -------    -------   --------      -------   -------

Total from investment operations..............     5.15       1.02       3.94       1.10         6.17        .57

Distributions from net realized gains.........    (2.93)     (2.46)      (.48)     (1.17)          --       (.28)
                                                -------    -------    -------   --------      -------   --------

Net asset value, end of period................  $ 23.11    $ 20.89    $ 22.33   $  18.87      $ 18.94   $  12.77
                                                =======    =======    =======   ========      =======   ========

Total Return (iii)............................    27.5%       6.2%      21.4%       6.4%        48.3%       4.7%

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted).......................... $218,279   $191,934   $166,475   $125,686     $54,016    $ 18,516
                                               ========   ========   ========   ========     ========   ========

  Ratio of expenses to average
     net assets...............................    2.07%      2.10%      2.19%      2.27%        2.39%      3.20%
                                               ========    =======    =======   ========      =======   ========

  Decrease reflected in above
     expense ratios due to
     expense reimbursements (iv)..............       --         --         --         --           --       .07%
                                               ========    =======    =======   ========      =======   ========

  Ratio of net investment income
     (loss) to average net assets.............   (1.41%)    (1.38%)    (1.58%)    (1.33%)     (1.71%)     (2.32%)
                                               ========    =======    =======   ========      =======   ========

  Portfolio Turnover Rate.....................  127.33%    180.98%    160.09%    113.95%      121.60%    127.40%
                                               ========    =======    =======   ========      =======   ========

--------------
See footnotes on page 18.

THE ALGER FUND                                                              -18-
ALGER MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                 Class A (vi)                             Class C (v)
                                     -----------------------------------------------------------------------------------
                                     Six Months      Year        Ten Months     Six Months      Year     Three Months
                                        Ended        Ended         Ended          Ended        Ended        Ended
                                      April 30,   October 31,    October 31,    April 30,    October 31,  October 31,
                                    1999(i)(vii)     1998          1997(i)    1999(i)(vii)      1998        1997(i)
                                    -----------   ----------     -----------  ------------   ----------   -------------
Net asset value, beginning
  of period ......................    $  21.21      $ 22.46        $ 18.92       $ 20.86       $ 22.33      $ 22.49
                                      --------      -------        -------       -------       -------      -------

Net investment income (loss) .....        (.06)(ii)    (.10)(ii)      (.10)         (.16)(ii)     (.28)(ii)    (.03)

Net realized and unrealized gain
  (loss) on investments ..........        5.36          1.31          3.64          5.30          1.27         (.13)
                                      --------       -------       -------       -------       -------      -------

Total from investment operations..        5.30          1.21          3.54          5.14           .99         (.16)

Distributions from net realized
   gains .........................       (2.93)        (2.46)           --         (2.93)        (2.46)          --
                                      --------       -------       -------       -------       -------      -------

Net asset value, end of period ...    $  23.58       $ 21.21       $ 22.46       $ 23.07        $ 20.86     $ 22.33
                                      ========       =======       =======       =======        =======     =======

Total Return (iii) ...............       27.8%          7.2%         18.7%         27.5%           6.1%        (.7%)
                                      ========       =======       =======       =======        =======     =======

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ..............    $ 39,993       $ 32,447      $ 5,436       $ 4,655        $ 1,759     $    84
                                      ========       =======       =======       =======        =======     =======

  Ratio of expenses to average
    net assets ...................       1.30%          1.34%         1.40%        2.08%          2.08%       1.97%
                                      ========       =======       =======       =======        =======     =======

  Ratio of net investment income
    (loss) to average net assets..       (.59%)         (.53%)        (.83%)      (1.45%)        (1.26%)     (1.55%)
                                      ========       =======       =======       =======        =======     =======


  Portfolio Turnover Rate ........     127.33%        180.98%       160.09%      127.33         180.98%     160.09%
                                      ========       =======       =======       =======        =======     =======




(i)   Ratios have been  annualized;  total  return has not been  annualized.
(ii)  Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of any sales charges.
(iv) Represents expense reimbursements made pursuant to applicable state expense limits.
(v)   Initially offered August 1, 1997.
(vi)  Initially offered January 1, 1997.
(vii) Unaudited.


                       See Notes to Financial Statements.

THE ALGER FUND                                                             -19-
ALGER CAPITAL APPRECIATION  PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1999


COMMON STOCKS--106.6%                  SHARES         VALUE
ADVERTISING--.6%                       ------         ------
Outdoor Systems, Inc.* ............   115,000     $  2,896,620
                                                  ------------

BIO-TECHNOLOGY--2.0%
Amgen Inc.* .......................   158,000        9,707,204
                                                  ------------
BROADCASTING--2.3%
Cablevision Systems Corp. Cl. A.* .   142,000       10,987,250
                                                  ------------
BUSINESS SERVICES--2.1%
IMS Health Inc. ...................   341,900       10,257,000
                                                  ------------
COMMUNICATION
  EQUIPMENT--7.7%
Ascend Communications, Inc.* ......    59,500        5,749,188
Cisco Systems, Inc.* ..............   183,750       20,959,076
Motorola, Inc. ....................   130,000       10,416,250
                                                  ------------
                                                    37,124,514
                                                  ------------
COMMUNICATIONS--18.4%
America Online Inc. ...............   159,900       22,825,725
Broadcast.com Inc.* ...............    77,000        9,875,250
Comcast Corp. Cl. A. Special ......   206,000       13,531,728
COX Communications Inc. Cl. A.* ...   169,500       13,454,063
MCI Worldcom Inc.* ................   118,700        9,755,716
Nextel Communications Inc. Cl. A.*    183,000        7,491,654
Qwest Communications
  International, Inc.* ............    74,500        6,365,131
RealNetworks Inc.* ................    25,500        5,648,250
                                                  ------------
                                                    88,947,517
                                                  ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--6.8%
EMC Corp.* ........................   117,000       12,745,746
Sun Microsystems Inc.* ............   338,000       20,216,794
                                                  ------------
                                                    32,962,540
                                                  ------------
COMPUTER SERVICES--15.7%
CNET Inc.* ........................    98,000       12,593,000
eBay Inc.* ........................   135,800       28,263,375
Excite Inc.* ......................   106,600       15,563,600
Yahoo Inc.* .......................   110,600       19,320,493
                                                  ------------
                                                    75,740,468
                                                  ------------
COMPUTER SOFTWARE--5.4%
Intuit Inc.* ......................    68,500        5,899,563
Microsoft Corporation* ............   247,400       20,116,836
                                                  ------------
                                                    26,016,399
                                                  ------------
CONGLOMERATE--3.7%
Tyco International Ltd. ...........   219,434       17,829,013
                                                  ------------
FINANCIAL SERVICES--8.3%
Citigroup Inc. ....................   216,500       16,291,625
Kansas City Southern
   Industries Inc. ................   170,100       10,131,666
Morgan Stanley Dean Witter & Co. ..   137,500       13,638,350
                                                  ------------
                                                    40,061,641
                                                  ------------
FOOD CHAINS--2.5%
Fred Meyer, Inc.* .................    70,000        3,788,750
Kroger Co.* .......................    65,000        3,530,345
Safeway Inc.* .....................    85,000        4,584,730
                                                  ------------
                                                    11,903,825
                                                  ------------
INSURANCE--1.3%
American International Group, Inc..    55,000        6,459,090
                                                  ------------
PHARMACEUTICALS--4.0%
Pfizer Inc. .......................   126,200       14,520,951
Schering-Plough Corporation .......   102,400        4,947,251
                                                  ------------
                                                    19,468,202
                                                  ------------
RETAILING--17.5%
Amazon.com Inc.* ..................   163,800       28,183,918
Best Buy Company Inc.* ............    93,000        4,440,750
Costco Companies Inc.* ............   132,000       10,683,816
Home Depot, Inc. ..................   275,000       16,482,950
Office Depot Inc.* ................   396,000        8,712,000
Staples Inc.* .....................   128,475        3,854,250
Wal-Mart Stores Inc. ..............   261,000       12,006,000
                                                  ------------
                                                    84,363,684
                                                  ------------
SEMICONDUCTORS--4.7%
Altera Corporation* ...............    50,000        3,612,500
Broadcom Corp. Cl. A.* ............    45,000        3,470,625
Linear Technology Corporation .....    40,000        2,275,000
Texas Instruments, Incorporated ...    50,000        5,106,250
Xilinx, Inc.* .....................   175,000        7,984,375
                                                  ------------
                                                    22,448,750
                                                  ------------
SEMICONDUCTOR CAPITAL
  EQUIPMENT--3.6%
Applied Materials Inc.* ...........   193,500       10,376,437
ASM Lithography Holding NV* .......    72,000        2,808,000
Teradyne, Inc.* ...................    90,500        4,270,514
                                                  ------------
                                                    17,454,951
                                                  ------------
Total Common Stocks
(Cost $389,094,164)(a) ............    106.6%     514,628,668
Liabilities in Excess of Other
  Assets ..........................     (6.6)     (31,899,475)
                                       -----     ------------
Net Assets ........................    100.0%    $482,729,193
                                       =====     ============


 *  Non-income producing security.
(a) At April 30, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $389,094,164, amounted to $125,534,504 which consisted of aggregate gross unrealized appreciation of $131,974,693 and aggregate gross unrealized depreciation of $6,440,189.


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -20-
ALGER CAPITAL APPRECIATION PORTFOLIO (i)(ii)
Financial Highlights
For a share outstanding throughout the period

                                                                                        CLASS B
                                           ----------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                              YEAR ENDED OCTOBER 31,
                                             APRIL 30,   --------------------------------------------------------------------------
                                           1999(VII)(IX)         1998                1997         1996         1995        1994
                                           -----------           ----                ----         ----         ----        ----

Net asset value, beginning of period       $      8.90       $      8.67       $      7.21   $       6.21   $    3.70    $  3.33
                                           -----------       -----------       -----------   ------------   ---------    ---------

Net investment income (loss).......               (.09)(iii)        (.13)(iii)        (.11)          (.11)(iii)  (0.16)(iii) (0.16)
Net realized and unrealized gain (loss)
   on investments..................               4.39               .90              1.62           1.29         2.67         .53
                                           -----------       -----------       -----------   ------------    --------    ---------

Total from investment operations...               4.30               .77              1.51           1.18         2.51         .37
Distributions from net realized gains             (.84)             (.54)             (.05)          (.18)          --          --
                                           -----------       -----------       -----------   ------------     --------    --------

Net asset value, end of year.......        $     12.36       $      8.90       $      8.67    $      7.21     $   6.21    $   3.70
                                           ===========       ===========       ===========    ===========     ========    =========

Total Return (iv)..................              51.7%              9.9%             21.0%          19.5%        67.6%        11.1%
                                           ===========       ===========       ===========    ===========     ========    =========

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)...............        $   396,017       $   242,941           212,895    $   150,258     $ 33,640    $  2,369
                                           ===========       ===========       ===========    ===========     ========    =========

  Ratio of expenses excluding
     interest to average net assets              2.10%             2.19%             2.27%          2.44%        3.26%        4.13%
                                           ===========       ===========       ===========    ===========     ========    =========

  Ratio of expenses including interest
     to average net assets.........              2.22%             2.26%             2.38%          2.46%        3.54%        5.53%
                                           ===========       ===========       ===========    ===========     ========    =========

  Decrease reflected in above
     expense ratios due to expense
     reimbursements (v)............                 --                --                --             --           --         .85%
                                           ===========       ===========       ===========    ===========     ========    =========

  Ratio of net investment income
     (loss) to average net assets..             (1.70%)           (1.48%)           (1.72%)        (1.61%)      (3.02%)     (5.12%)
                                           ===========       ===========       ===========    ===========     ========    ========

  Portfolio Turnover Rate..........             89.75%           184.07%           157.63%        162.37%      197.65%     231.99%
                                           ===========       ===========       ===========    ===========     ========    =========

  Amount of debt outstanding at end
     of period.....................        $45,550,000                --                --    $ 7,700,000           --    $ 651,000
                                           ===========       ===========       ===========    ===========     ========    =========

  Average amount of debt outstanding
     during the period.............        $ 7,903,519       $ 2,814,493       $ 2,940,097    $   239,966    $ 293,153    $406,864
                                           ===========       ===========       ===========    ===========    ==-======    =========

  Average daily number of portfolio
     shares outstanding during the
     period........................         35,417,760        29,012,853        23,217,597     14,556,858    1,629,810     575,028
                                           ===========       ===========       ===========    ===========   ==========     ========

  Average amount of debt per portfolio
     share during the period.......        $      0.22       $   0.10          $      0.13    $      0.02   $     0.18     $  0.71
                                           ===========       ===========       ===========    ===========   ==========     ========


-------------
See footnotes on page 21.

THE ALGER FUND                                                              -21-
ALGER CAPITAL APPRECIATION PORTFOLIO (i)(ii)
Financial Highlights
For a share outstanding throughout the period

                                                 CLASS A (VII)                                        CLASS C  (VI)
                                       ---------------------------------------------   -------------------------------------------
                                         SIX MONTHS         YEAR       TEN MONTHS      SIX MONTHS          YEAR     THREE MONTHS
                                            ENDED          ENDED          ENDED           ENDED            ENDED        ENDED
                                          APRIL 30,       OCTOBER 31,   OCTOBER 31,     APRIL 30,       OCTOBER 31,  OCTOBER 31,
                                       1999(viii)(ix)       1998        1997 (viii    1999(viii)(ix)       1998      1997 (viii)
                                       -------------     ------------   -----------   -------------      ----------  -------------

Net asset value, beginning of period.. $        9.03    $     8.72      $      7.20    $      8.90       $     8.67   $     9.22
                                       -------------    ----------      -----------    -----------       ----------   ----------
Net investment income (loss) .........          (.05)(iii)    (.05)(iii)       (.03)          (.09)(iii)       (.12)(iii)   (.02)
Net realized and unrealized gain
  (loss)  on investments .............          4.46           .90             1.55           4.39              .89         (.53)
                                       -------------    ----------      -----------    -----------       ----------   ----------
Total from investment operations .....          4.41           .85             1.52           4.30              .77         (.55)
Distributions from net realized gains.          (.84)         (.54)              --           (.84)            (.54)          --
                                       -------------    ----------      -----------    -----------       ----------   ----------
Net asset value, end of period ....... $       12.60    $     9.03      $      8.72    $     12.36       $     8.90   $     8.67
                                       =============    ==========      ===========    ===========      ===========   ==========
Total Return (iv) ....................         52.2%         10.7%            21.2%          51.7%             9.9%        (6.0%)
                                       =============    ==========      ===========    ===========      ===========   ==========
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .................. $      67,863    $   54,415      $    15,572    $    18,849       $    2,967   $      631
                                       =============    ==========      ===========    ===========      ===========   ==========
  Ratio of expenses excluding interest
    to average net assets ............         1.31%         1.42%            1.45%          2.08%            2.18%        2.18%
                                       ============     ==========      ===========    ===========      ===========   ==========
  Ratio of expenses including interest
    to average net assets ............         1.43%         1.49%            1.53%          2.20%            2.25%        2.25%
                                       ============     ==========      ===========    ===========      ===========   ==========
  Ratio of net investment income (loss)
    to average net assets ............        (.92%)         (.67%)           (.85%)        (1.72%)          (1.46%)       (1.80%)
                                       ============     ==========      ===========    ===========      ===========   ===========
  Portfolio Turnover Rate ............       89.75%        184.07%          157.63%         89.75%          184.07%       157.63%
                                       ============     ==========      ===========    ===========      ===========   ===========
  Amount of debt outstanding
    at end of period ................. $ 45,550,000             --               --    $45,550,000               --            --
                                       ============     ==========      ===========    ===========      ===========   ===========
  Average amount of debt
    outstanding during the period .... $  7,903,519     $2,814,493      $ 2,940,097    $ 7,903,519      $ 2,814,493   $ 2,940,097
                                       ============     ==========      ===========    ===========      ===========   ===========
  Average daily number of
    portfolio shares outstanding
    during the period ................   35,417,760     29,012,853       23,217,597     35,417,760       29,012,853    23,217,597
                                       ============     ==========      ===========    ===========      ===========   ===========
  Average amount of debt per
     portfolio share during
     the period ...................... $       0.22    $      0.10      $      0.13    $      0.22      $      0.10    $     0.13
                                       ============     ==========      ===========    ===========      ===========   ===========


(i) Prior to March 27, 1995, the Alger Capital Appreciation Portfolio was the Alger Leveraged AllCap Portfolio.
(ii) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred on January 8, 1999.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)   Does not reflect the effect of any sales charges.
(v) Represents expense reimbursements made pursuant to applicable state expense limits.
(vi)   Initially offered August 1, 1997.
(vii)  Initially offered January 1, 1997.
(viii) Ratios have been annualized; total return has not been annualized.
(ix)   Unaudited.


                       See Notes to Financial Statements.

THE ALGER FUND                                                        -22-
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1999

SHORT-TERM CORPORATE                          PRINCIPAL
  NOTES--46.4%                                  AMOUNT           VALUE
AUTOMOTIVE EQUIPMENT                          ----------         ------
  & SERVICES--4.0%
Ford Motor Credit Company,
  4.75%, 6/17/99 ......................... $  5,000,000     $  4,970,312
General Motors Acceptance Corporation,
  4.77%, 7/22/99 .........................    8,500,000        8,409,900
                                                            ------------
                                                              13,380,212
                                                            ------------
BANKS--8.5 %
Banco BCN Barclays (Bahamas) Ltd.,
  4.87%, 5/7/99 ..........................    8,000,000        7,995,670
Caisse Centrale Des Jardins Du Quebec,
  4.80%, 7/6/99 ..........................    3,900,000        3,866,720
Generale Bank Inc.,
  4.77%, 5/4/99 ..........................    8,000,000        7,998,940
Merita North America Inc.,
  4.75%, 6/3/99 ..........................    8,000,000        7,967,278
                                                            ------------
                                                              27,828,608
                                                            ------------
BEVERAGES--2.5%
Coca-Cola Co. (The),
  4.79%, 5/13/99 .........................    8,150,000        8,139,156
                                                            ------------
COMMUNICATIONS--2.3%
Repsol International Finance B.V.,
4.81%, 10/12/99 ..........................    7,600,000        7,435,500
                                                            ------------
ELECTRONICS--4.9%
General Electric Capital Corporation,
  4.76%, 7/15/99 .........................    8,000,000        7,922,782
Hitachi America, LTD.,
  4.85%, 6/15/99 .........................    8,000,000        7,953,656
                                                            ------------
                                                              15,876,438
                                                             ------------
ENERGY & ENERGY SERVICES--6.1%
Allegheny Energy,
  4.83%, 8/3/99 ..........................    8,100,000        8,000,019
Bay State Gas Company,
  4.78%, 5/18/99 .........................    4,000,000        3,992,033
Total,
  4.84%, 6/2/99 ..........................    8,000,000        7,967,733
                                                            ------------
                                                              19,959,785
                                                            ------------
FINANCE--7.0%
Corporacion Andina de Fomento,
  4.83%, 5/7/99 ..........................    1,300,000        1,299,302
Household Finance Corporation,
  4.75%, 7/19/99 .........................    6,000,000        5,939,042
Merrill Lynch & Co., Inc.,
  4.78%, 7/19/99 .........................    7,750,000        7,670,765
Montauk Funding Corporation,
  4.85%, 6/9/99 ..........................    8,000,000        7,960,122
                                                            ------------
                                                              22,869,231
                                                            ------------
INSURANCE--2.4%
USAA Capital Corporation,
  4.77%, 5/28/99 .........................    8,000,000        7,973,500
                                                            ------------
LEISURE & ENTERTAINMENT--2.4%
Walt Disney Company (The),
  4.75%, 11/4/99 .........................    8,000,000        7,804,722
                                                            ------------
RETAILing--2.4%
Southland Corporation,
  4.83%, 8/5/99 ..........................    8,000,000        7,899,107
                                                            ------------
TRANSPORTATION--1.5%
United Parcel Service of America, Inc.,
  4.69%, 5/27/99 .........................    4,900,000        4,884,680
                                                            ------------
UTILITIES--2.4%
National Rural Utilities Coop ............
  Finance Corporation,
  4.75%, 5/21/99 .........................    8,000,000        7,981,000
                                                            ------------
Total Short-Term Corporate Notes
  (Cost $152,031,939) ....................                   152,031,939
                                                            ------------
CERTIFICATES OF DEPOSIT--2.4%
Banco Espirito Santo e Commercial,
  de Lisboa, 4.77%, 6/28/99
  (Cost $7,940,640) ......................    8,000,000        7,940,640
                                                            ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS--60.1%
Federal Farm Credit Bank Discount Notes,
  4.80%, 5/3/99 ..........................   54,000,000       54,000,000
Federal Home Loan Mortgage
  Corporation Discount Notes,
  4.82%, 5/3/99 .........................    42,500,000       42,500,000
World Bank Corporation
  Discount Notes,
  4.82%, 5/3/99 ..........................  100,000,000      100,000,000
                                                            ------------
Total U.S. Government & Agency
  Obligations
  (Cost $196,500,000) ....................                   196,500,000
                                                            ------------
Total Investments
  (Cost $356,472,579)(a) .................       108.9%      356,472,579
Liabilities In Excess of Other Assets ....        (8.9)      (29,250,910)
                                                            ------------
Net Assets ...............................       100.0%     $327,221,669
                                                            ------------

(a) At April 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.


                       See Notes to Financial Statements.

THE ALGER FUND                                                             -23-
ALGER MONEY MARKET PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                               SIX MONTHS
                                                  ENDED                  YEAR ENDED OCTOBER 31,
                                                APRIL 30,------------------------------------------------------
                                                 1999(i)    1998       1997       1996       1995       1994
                                               ---------    ----       ----       ----       ----       ----

Net asset value, beginning of period.......... $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                               --------   --------   --------   --------   --------   --------
Net investment income.........................    .0206      .0476      .0479      .0521      .0573      .0374

Dividends from net investment income .........   (.0206)    (.0476)    (.0479)    (.0521)    (.0573)    (.0374)
                                               --------   --------   --------   --------   --------   --------
Net asset value, end of period................ $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                               ========   ========   ========   ========   ========   ========
Total Return..................................     2.1%       4.9%       4.9%       5.3%       5.9%       3.8%
                                               ========   ========   ========   ========   ========   ========


Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)..........................$ 327,222  $ 172,862  $ 179,407  $ 285,702  $ 185,822  $ 163,170
                                               ========   ========   ========   ========   ========   ========

Ratio of expenses to average net assets.......     .79%       .76%       .81%       .41%       .29%       .27%
                                               ========   ========   ========   ========   ========   ========
   Decrease reflected in above
      expense ratios due to
      management fee waivers..................       --         --         --       .38%       .50%       .50%
                                               ========   ========   ========   ========   ========   ========

   Ratio of net investment income
      to average net assets...................    4.11%      4.84%      4.76%      5.18%      5.73%      3.78%
                                               ========   ========   ========   ========   ========   ========


(i) Unaudited. Ratios have been annualized; total return has not been annualized.




                       See Notes to Financial Statements.

THE ALGER FUND                                                             -24-
STATEMENTS OF ASSETS AND  LIABILITIES
(in thousands,  except per share amounts) (Unaudited)
April 30, 1999

                                                             SMALL                          CAPITAL
                                                           CAPITAL-               MIDCAP    APPRE-       MONEY
                                               GROWTH       IZATION   BALANCED    GROWTH    CIATION     MARKET
ASSETS:                                       PORTFOLIO    PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO   PORTFOLIO
                                              ---------    ---------  ---------  --------- ---------   ---------
Investments in securities, at value
   (identified cost*)-see accompany-
   ing schedules of investments .........      $746,452    $541,044   $41,675   $261,934   $514,629   $356,473
Cash ....................................           214          59        55         42         79        718
Receivable for investment securities sold        54,280      11,069       762      4,433      6,578         --
Receivable for shares of beneficial
    interest sold........................         5,665      12,383     1,211     14,413     11,281        983
Dividends and interest receivable........           176          70       135         18         84         --
Prepaid expenses.........................            34          18        17         38         34         25
                                               --------    --------   -------   --------   --------   --------
    Total Assets.........................       806,821     564,643    43,855    280,878    532,685    358,199
                                               --------    --------   -------   --------   --------   --------
LIABILITIES:
Payable for investment
   securities purchased..................        15,269      14,609       692     15,398      1,823         --
Bank loan payable........................        21,600      11,750        --         --     45,550         --
Payable for shares of beneficial
   interest redeemed.....................         1,209       3,079         1      2,060      1,479     30,598
Interest payable.........................            36          88         1         30        225          7
Accrued investment management fees.......           498         404        26        180        366        122
Accrued distribution fees ...............           384         314        22        145        267         --
Accrued shareholder servicing fees.......           166         119         9         56        108         --
Dividends payable-Note 2(c)..............            --          --        --         --         --         50
Accrued expenses.........................           203         210        28         82        138        200
                                               --------    --------   -------   --------   --------   --------
    Total Liabilities....................        39,365      30,573       779     17,951     49,956     30,977
                                               --------    --------   -------   --------   --------   --------
NET ASSETS .............................       $767,456    $534,070   $43,076   $262,927   $482,729   $327,222
                                               ========    ========   =======   ========   ========   ========
Net Assets Consist of:
   Paid-in capital.......................      $508,951    $375,012   $34,241   $194,914   $298,879   $327,296
  Undistributed net investment
     income (accumulated loss)...........       (14,390)    (46,808)      (17)    (8,518)   (11,811)        --
  Undistributed net realized
     gain (accumulated loss).............       144,076      77,544     3,853     54,472     70,126        (74)
  Net unrealized appreciation............       128,819     128,322     4,999     22,059    125,535         --
                                               --------    --------   -------    -------   --------   --------
NET ASSETS ..............................      $767,456    $534,070   $43,076   $262,927   $482,729   $327,222
                                               ========    ========   =======   ========   ========   ========
Class A
  Net Asset Value Per Share..............       $ 14.78     $ 10.15   $ 19.93    $ 23.58    $ 12.60         --
                                               ========    ========   =======   ========   ========   ========
  Offering Price Per Share...............       $ 15.52     $ 10.66   $ 20.92    $ 24,76    $ 13.23         --
                                               ========    ========   =======   ========   ========   ========
Class B
  Net Asset Value and Offering Price
    Per Share                                   $ 14.47    $ 9.93    $ 19.67    $ 23.11    $ 12.36    $   1.00
                                               ========    ========   =======   ========   ========   ========
Class C
  Net Asset Value and Offering Price
    Per Share                                   $ 14.46    $ 9.93    $ 19.72    $ 23.07    $ 12.36          --
                                               ========    ========   =======   ========   ========   ========
Shares of beneficial interest
    outstanding-Note 6
  Class A................................        11,275       4,968       320      1,695      5,384         --
                                               ========    ========   =======   ========   ========   ========
  Class B................................        40,485      48,247     1,556      9,448     32,048    327,296
                                               ========    ========   =======   ========   ========   ========
  Class C................................         1,038         455       309        202      1,526         --
                                               ========    ========   =======   ========   ========   ========
*Identified cost........................       $617,633    $412,721   $36,677   $239,875   $389,094   $356,473
                                               ========    ========   =======   ========   ========   ========


                       See Notes to Financial Statements.

THE ALGER FUND                                                             -25-
STATEMENTS OF OPERATIONS (in thousands) (Unaudited)
For the six months ended April 30, 1999

                                                               SMALL                          CAPITAL
                                                             CAPITAL-              MIDCAP     APPRE-      MONEY
                                                  GROWTH      IZATION   BALANCED   GROWTH     CIATION    MARKET
INVESTMENT INCOME:                               PORTFOLIO   PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO
                                                 ---------  ----------  --------- ---------  ---------  ---------
Income:
  Dividends .............................       $  1,332    $    547    $   37     $   219   $    446     $  --
  Interest ..............................          1,209       1,206       333         580        535      6,391
                                                --------    --------    ------     -------   --------     ------
  Total Income...........................          2,541       1,753       370         799        981      6,391

Expenses:
  Management fees-Note 3(a)..............          2,481       2,323       111         963      1,635        652
  Distribution fees-Note 3(b):
     Class B.............................          1,868       1,804        92         776      1,183         --
     Class C                                          27          19         7          11         27         --
Shareholder servicing fees-Note 3(f)                 827         683        37         301        481         --
Interest on line of credit utilized-Note 5            36          88         1          30        225          7
Custodian fees                                        45          37         9          19         26         29
  Transfer agent fees and
    expenses-Note 3(e)...................            423         503        39         192        359        232
 Professional fees ......................             13          10         9          13          9         10
Trustees' fees ..........................              3           3         3           3          3          3
Registration fees .......................             69          15        11          19         47         85
  Miscellaneous..........................             68          66         3          44         26         10
                                                --------    --------    ------     -------   --------     ------
  Total Expenses.........................          5,860       5,551       322       2,371      4,021      1,028
                                                --------    --------    ------     -------   --------     ------
NET INVESTMENT
   INCOME (LOSS).........................         (3,319)     (3,798)       48      (1,572)    (3,040)     5,363
                                                --------    --------    ------     -------   --------     ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..        141,414      59,555     3,880      49,374     61,755         --
Net change in unrealized appreciation
  (depreciation) on investments..........         36,408      84,661     2,013       8,707     88,979         --
                                                --------    --------    ------     -------   --------     ------
Net realized and unrealized
  gain (loss) on investments.............        177,822     144,216     5,893      58,081    150,734         --
                                                --------    --------    ------     -------   --------     ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS.............       $174,503    $140,418    $5,941     $56,509   $147,694     $5,363
                                                ========    ========    ======     =======   ========     ======


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -26-
ALGER  CAPITAL  APPRECIATION  PORTFOLIO
Statement of Cash Flows (in  thousands) (Unaudited)
For the six months ended April 30, 1999

Increase (decrease) in cash:
Cash flows from operating activities:
    Dividends received .........................................................     $     443
    Interest received ..........................................................           535
    Interest paid ..............................................................            (5)
    Operating expenses paid ....................................................        (3,478)
    Purchase of investment securities ..........................................      (453,408)
    Purchase of short-term securities, net .....................................        42,707
    Proceeds from disposition of investment securities .........................       341,918
                                                                                     ---------
    Other ......................................................................            (8)
                                                                                     ---------

        Net cash used in operating activities ..................................       (71,296)


Cash flows from financing activities:
    Dividends paid .............................................................       (24,752)
    Proceeds from shares sold and dividends reinvested .........................     1,325,260
    Payments on shares redeemed ................................................    (1,274,815)
    Increase in bank loan payable ..............................................        45,550
                                                                                     ---------
          Net cash provided by financing activities ............................        71,243
                                                                                     ---------

Net decrease in cash ...........................................................           (53)
Cash--beginning of period ......................................................           132
                                                                                     ---------
Cash--end of period ............................................................     $      79
                                                                                     =========

Reconciliation  of net  increase  in net  assets to net cash  used in  operating activities:
      Net increase in net assets resulting from operations .....................   $   147,694
      Increase in investments ..................................................       (64,762)
      Increase in dividends receivable .........................................            (3)
      Decrease in receivable for investment securities sold ....................         4,748
      Decrease in payable for investment securities purchased ..................        (8,769)
      Net realized gain ........................................................       (61,755)
      Net increase in unrealized appreciation ..................................       (88,979)
      Increase in accrued expenses and other liabilities .......................           538
      Net  increase in other assets ............................................            (8)
                                                                                     ---------
          Net cash used in operating activities ................................     $ (71,296)
                                                                                     =========



                       See Notes to Financial Statements.

THE ALGER FUND                                                              -27-
STATEMENTS  OF  CHANGES IN NET ASSETS  (in  thousands)  (Unaudited)
For the six months ended April 30, 1999


                                                                  SMALL                                CAPITAL
                                                                 CAPITAL-                  MIDCAP       APPRE-        MONEY
                                                    GROWTH       IZATION      BALANCED     GROWTH      CIATION       MARKET
                                                   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                   ---------    ---------    ---------    ---------    ---------    ---------

Net investment income (loss) ....................   $  (3,319)   $  (3,798)   $      48    $  (1,572)   $  (3,040)   $   5,363

Net realized gain on investments ................     141,414       59,555        3,880       49,374       61,755           --

Net change in unrealized appreciation
   (depreciation) on investments ................      36,408       84,661        2,013        8,707       88,979           --
                                                    ---------    ---------    ---------    ---------    ---------    ----------
    Net increase in net assets
       resulting from operations ................     174,503      140,418        5,941       56,509      147,694        5,363
                                                    ---------    ---------    ---------    ---------    ---------    ----------
Dividends and distributions to shareholders from:
  Net investment income

    Class A .....................................          --           --           (7)          --           --           --
    Class B .....................................          --           --          (31)          --           --       (5,363)

  Net realized gains

    Class A .....................................     (12,572)      (5,621)        (101)      (2,780)      (3,154)          --

    Class B .....................................     (40,774)     (49,513)      (1,123)     (24,072)     (21,244)          --

    Class C .....................................        (432)        (236)         (34)        (331)        (354)          --
                                                    ---------    ---------    ---------    ---------    ---------    ----------
Total dividends and distributions to shareholders     (53,778)     (55,370)      (1,296)     (27,183)     (24,752)      (5,363)
                                                    ---------    ---------    ---------    ---------    ---------    ----------

Increase (decrease) from shares of beneficial interest transactions:

    Class A .....................................      15,999      (19,817)       4,514        3,465       (8,064)          --

    Class B .....................................     103,918      (55,068)       7,443        1,379       53,549      154,360

    Class C .....................................      10,687       (1,235)       5,504        2,617       13,979           --
                                                    ---------    ---------    ---------    ---------    ---------    ----------

Net increase (decrease) from shares of
 beneficial interest transactions-Note 6 ........     130,604      (76,120)      17,461        7,461       59,464      154,360
                                                    ---------    ---------    ---------    ---------    ---------    ----------
      Total increase ............................     251,329        8,928       22,106       36,787      182,406      154,360
Net Assets:
   Beginning of period ..........................     516,127      525,142       20,970      226,140      300,323      172,862
                                                    ---------    ---------    ---------    ---------    ---------    ----------
   End of period ................................   $ 767,456    $ 534,070    $  43,076    $ 262,927    $ 482,729    $ 327,222
                                                    =========    =========    =========    =========    =========    =========
Undistributed net investment
   income (accumulated loss) ....................   $ (14,390)   $ (46,808)   $     (17)   $ (8,518)    $ (11,811)          --
                                                    =========    =========    =========    ========     =========     ========





                       See Notes to Financial Statements.

THE ALGER FUND                                                             -28-
STATEMENTS  OF CHANGES IN NET ASSETS (in  thousands)
For the year ended October 31, 1998

                                                               SMALL                          CAPITAL
                                                             CAPITAL-               MIDCAP     APPRE-     MONEY
                                                  GROWTH      IZATION    BALANCED   GROWTH    CIATION    MARKET
                                                 PORTFOLIO   PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO
                                                 ---------   ---------  --------- --------- ---------  ---------

Net investment income (loss)............        $ (3,409)  $ (7,991)    $    39  $ (2,520)  $ (3,613)  $ 10,813

Net realized gain on investments.........         52,782     60,965       1,229    29,077     28,168          6

Net change in unrealized appreciation
   (depreciation) on investments.........         31,157    (86,096)      1,416   (10,808)     6,353         --
                                                --------   --------    --------  --------    -------    -------

    Net increase (decrease) in net assets
       resulting from operations.........         80,530    (33,122)      2,684    15,749     30,908     10,819
                                                --------   --------    --------  --------    -------    -------

Dividends and distributions to shareholders from:
  Net investment income

    Class A..............................             --         --         (2)       --         --         --

    Class B..............................             --         --         (9)       --         --    (10,813)

  Net realized gains

    Class A..............................        (10,089)    (1,188)       (64)     (574)      (880)        --

    Class B..............................        (36,412)   (27,136)    (1,780)  (18,402)   (13,178)        --

    Class C..............................            (54)       (25)        (7)      (19)       (62)        --
                                                --------   --------    -------- --------    -------    -------
Total dividends and distributions to
   shareholders                                  (46,555)   (28,349)    (1,862)  (18,995)   (14,120)   (10,813)
                                                --------   --------    -------- --------    -------    -------
Increase (decrease) from shares of beneficial
   interest transactions:

    Class A..............................         60,108     35,329        825    22,940     33,947         --

    Class B..............................         61,703    (59,944)     5,891    32,756     18,172     (6,551)

    Class C..............................          2,851      4,243        272     1,695      2,318         --
                                                --------   --------    -------- --------    -------    -------

Net increase (decrease) from shares of
  beneficial interest
     transactions-Note 6.................        124,662    (20,372)     6,988    57,391     54,437     (6,551)
                                                --------   --------    -------- --------    -------    -------

      Total increase (decrease)..........        158,637    (81,843)     7,810    54,145     71,225     (6,545)

Net Assets:
   Beginning of year.....................        357,490    606,985     13,160   171,995    229,098    179,407
                                                --------   --------    -------  --------   --------   --------
   End of year...........................       $516,127   $525,142    $20,970  $226,140   $300,323   $172,862
                                                ========   ========    =======  ========   ========   ========

Undistributed net investment
   income (accumulated loss)............       $ (11,071) $ (43,010)   $   (27) $ (6,946)  $ (8,771)        --
                                               =========  =========    =======  ========   ========   ========


                       See Notes to Financial Statements.

THE ALGER FUND                                                             -29-
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

NOTE 1- General:

     The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the "Portfolios"). The Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Portfolio's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

     Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A and Class C shares were first offered on January 1, 1997 and August 1, 1997, respectively. Class A shares are generally subject to an initial sales charge while Class B and Class C shares are generally subject to a deferred sales charge. Class B and Class C shares will automatically convert to Class A shares eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2- Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

     The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

     With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

     Each class is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares.

(d) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable

THE ALGER FUND                                                              -30-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 1998, the net capital loss carryforwards of the Money Market Portfolio which may be used to offset future net realized gains were approximately $72,000, and expire between 1999 and 2005.

(e) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(f) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.


NOTE 3- Investment Management Fees and Other Transactions with Affiliates:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

  Growth Portfolio............................  .75%
  Small Capitalization Portfolio..............  .85
  Balanced Portfolio..........................  .75
  MidCap Growth Portfolio.....................  .80
  Capital Appreciation Portfolio..............  .85
  Money Market Portfolio......................  .50

(b) DISTRIBUTION FEES: Class B Shares--The Fund has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each
Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 1999, such excess carried forward was approximately $11,187,000, $15,859,000, $416,000, $3,668,000 and $3,449,000 for Class B shares of the
Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) SALES CHARGES: The purchases and sales of shares of the Portfolios, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 1999, the initial sales charges and contingent deferred sales charges retained by the Distributor were

THE ALGER FUND                                                             -31-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

approximately $71,000 and $1,415,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS: During the six months ended April 30, 1999, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the Distributor commissions of $1,032,926, $463,381, $23,214, $420,900 and $399,736,
respectively, in connection with securities transactions.

(e) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 1999, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $372,077, $435,850, $35,197, $178,780, $339,550 and $189,954,
respectively, for services provided by Alger Services. In addition, during the six months ended April 30, 1999, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $51,360, $66,700, $4,068, $13,100, $19,200 and $42,120, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(f) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of each Portfolio's average daily net assets. (g) OTHER TRANSACTIONS WITH
AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4- Securities Transactions:
     The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 1999 (in thousands):
                               PURCHASES        SALES
                               ---------        -----
Growth Portfolio.........       $904,520       $781,388
Small Capitalization
  Portfolio..............        317,216        353,753
Balanced Portfolio.......         24,410         15,831
MidCap Growth
  Portfolio..............        284,531        301,392
Capital Appreciation
  Portfolio..............        444,639        337,181

NOTE 5- Lines of Credit:

     The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

     The Capital Appreciation Portfolio may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 1999, the Capital Appreciation Portfolio had borrowings which averaged $7,903,519 at a weighted average interest rate of 5.65%.

THE ALGER FUND                                                             -32-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 6- Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                            FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                 APRIL 30, 1999                        OCTOBER 31, 1998
                                           SHARES              AMOUNT             SHARES              AMOUNT
                                           ------              ------             ------              ------
Alger Growth Portfolio
  Class A:
    Shares sold.....................      29,736,906      $ 411,582,117         21,100,549       $ 251,594,946
    Shares converted from Class B...         525,213          7,176,976          2,515,306          28,918,933
    Dividends reinvested............         676,360          8,211,015          1,012,458           9,861,339
    Shares redeemed.................     (29,664,486)      (410,970,811)       (19,143,051)       (230,266,858)
                                        ------------      -------------         ----------        ------------
    Net increase ...................       1,273,993      $  15,999,297          5,485,262        $ 60,108,360
                                        ============      =============         ==========        ============
  Class B:
    Shares sold.....................      47,891,013       $652,140,499         32,510,335       $ 378,490,196
    Dividends reinvested                   3,233,151         38,571,496          3,613,386          34,869,174
    Shares converted to Class A.....        (534,045)        (7,176,976)        (2,536,424)        (28,918,933)
    Shares redeemed.................     (42,678,839)      (579,616,684)       (27,523,316)       (322,737,781)
                                        ------------      -------------         ----------        ------------
    Net increase....................       7,911,280      $ 103,918,335          6,063,981        $ 61,702,656
                                        ============      =============         ==========        ============

  Class C:
    Shares sold.....................         904,334        $12,715,997            921,931        $ 11,159,179
    Dividends reinvested............          29,615            353,009              5,128              49,487
    Shares redeemed.................        (171,549)        (2,381,750)          (668,318)         (8,358,166)
                                        ------------      -------------         ----------        ------------
    Net increase....................         762,400       $ 10,687,256            258,741         $ 2,850,500
                                        ============      =============         ==========        ============

Alger Small Capitalization Portfolio
  Class A:
    Shares sold.....................      70,330,374      $ 671,718,357         61,503,618       $ 589,789,058
    Shares converted from Class B...         686,846          6,659,506          1,666,233          16,755,718
    Dividends reinvested............         571,350          4,845,050            120,213           1,097,543
    Shares redeemed.................     (73,430,810)      (703,039,968)       (58,990,985)       (572,313,304)
                                        ------------      -------------         ----------        ------------
    Net increase (decrease).........      (1,842,440)       (19,817,055)         4,299,079        $ 35,329,015
                                        ============      =============         ==========        ============

  Class B:
    Shares sold.....................     148,680,496     $1,393,599,298        176,830,341      $1,671,198,375
    Dividends reinvested............       5,742,442         47,777,113          2,899,072          26,265,587
    Shares converted to Class A.....        (699,097)        (6,659,506)        (1,684,647)        (16,755,718)
    Shares redeemed.................    (159,017,888)    (1,489,784,462)      (180,951,992)     (1,740,652,109)
                                        ------------      -------------         ----------        ------------
    Net (decrease)..................      (5,294,047)     $ (55,067,557)        (2,907,226)      $ (59,943,865)
                                        ============      =============         ==========        ============

  Class C:
    Shares sold.....................       4,007,422       $ 37,335,904          2,997,520        $ 28,283,527
    Dividends reinvested............          21,996            182,783              2,485              22,515
    Shares redeemed.................      (4,136,942)       (38,753,486)        (2,469,935)        (24,063,272)
                                        ------------      -------------         ----------        ------------
    Net increase (decrease).........        (107,524)      $ (1,234,799)           530,070         $ 4,242,770
                                        ============      =============         ==========        ============

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                            FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                 APRIL 30, 1999                        OCTOBER 31, 1998
                                           SHARES              AMOUNT             SHARES              AMOUNT
                                           ------              ------             ------              ------
Alger Balanced Portfolio
  Class A:
    Shares sold.....................         443,665       $  8,358,818            140,560         $ 2,276,674
    Shares converted from Class B...           2,348             43,933              7,838             120,962
    Dividends reinvested............           5,413             91,866              4,622              65,126
    Shares redeemed.................        (211,457)        (3,980,785)          (100,269)         (1,638,040)
                                        ------------       ------------         ----------        ------------
    Net increase....................         239,969       $  4,513,832             52,751           $ 824,722
                                        ============       ============         ==========        ============

  Class B:
    Shares sold.....................       2,046,010       $ 38,014,780            710,530        $ 11,206,494
    Dividends reinvested............          64,040          1,075,875            122,289           1,714,490
    Shares converted to Class A.....          (2,376)           (43,933)            (7,894)           (120,962)
    Shares redeemed.................      (1,710,480)       (31,603,555)          (433,903)         (6,908,568)
                                        ------------       ------------         ----------        ------------
    Net increase....................         397,194       $  7,443,167            391,022         $ 5,891,454
                                        ============       ============         ==========        ============


  Class C:
    Shares sold.....................         303,657       $  5,805,082             21,158           $ 335,495
    Dividends reinvested............           1,551             26,116                473               6,646
    Shares redeemed.................         (16,752)          (327,106)            (4,478)            (70,500)
                                        ------------       ------------         ----------        ------------
    Net increase....................         288,456       $  5,504,092             17,153           $ 271,641
                                        ============       ============         ==========        ============


Alger MidCap Growth Portfolio Class A:
    Shares sold.....................      24,374,038       $546,605,781         17,759,678        $373,805,169
    Shares converted from Class B...          19,716            452,512             30,842             653,860
    Dividends reinvested............         131,312          2,575,026             28,826             526,934
    Shares redeemed.................     (24,360,922)      (546,168,429)       (16,530,334)       (352,045,613)
                                        ------------       ------------         ----------        ------------
    Net increase....................         164,144       $  3,464,890          1,289,012        $ 22,940,350
                                        ============       ============         ==========        ============

  Class B:
    Shares sold.....................      11,318,908       $247,977,593          9,670,177        $202,901,737
    Dividends reinvested............       1,126,031         21,676,093            952,240          17,273,632
    Shares converted to Class A.....         (20,112)          (452,512)           (31,165)           (653,860)
    Shares redeemed.................     (12,164,168)      (267,822,510)        (8,858,104)       (186,765,967)
                                        ------------       ------------         ----------        ------------
    Net increase....................         260,659       $  1,378,664          1,733,148        $ 32,755,542
                                        ============       ============         ==========        ============

  Class C:
    Shares sold.....................         172,092         $3,818,306            253,315         $ 5,217,737
    Dividends reinvested............          13,611            261,599                761              13,810
    Shares redeemed.................         (68,224)        (1,462,430)          (173,525)         (3,536,369)
                                        ------------       ------------         ----------        ------------
    Net increase....................         117,479       $  2,617,475             80,551         $ 1,695,178
                                        ============       ============         ==========        ============

THE ALGER FUND                                                             -34-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                            FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                 APRIL 30, 1999                        OCTOBER 31, 1998
                                           SHARES              AMOUNT             SHARES              AMOUNT
                                           ------              ------             ------              ------
Alger Capital Appreciation Portfolio
  Class A:*
    Shares sold.....................      69,483,009     $  769,922,263         58,266,912      $  523,464,891
    Shares converted from Class B...          75,248            905,503            192,120           1,760,871
    Dividends reinvested............         316,690          2,952,608            109,140             843,296
    Shares redeemed.................     (70,518,750)      (781,843,698)       (54,325,476)       (492,122,233)
                                      --------------     --------------     --------------      --------------
    Net increase (decrease).........        (643,803)    $   (8,063,524)         4,242,696      $   33,946,825
                                      ==============     ==============     ==============      ==============

  Class B:*
    Shares sold.....................      48,092,999     $  527,370,681         64,598,964      $  569,383,745
    Dividends reinvested............       2,154,183         19,746,682          1,625,283          12,460,510
    Shares converted to Class A.....         (76,657)          (905,503)          (194,292)         (1,760,871)
    Shares redeemed.................     (45,428,894)      (492,663,075)       (63,290,757)       (561,910,894)
                                      --------------     --------------     --------------      --------------
    Net increase....................       4,741,631     $   53,548,785          2,739,198      $   18,172,490
                                      ==============     ==============     ==============      ==============

  Class C:*
    Shares sold.....................       1,473,915     $   15,291,211          1,671,939      $   14,867,062
    Dividends reinvested............          25,529            233,926              6,093              46,713
    Shares redeemed.................         (85,012)        (1,546,160)        (1,417,251)        (12,595,276)
                                      --------------     --------------     --------------      --------------
    Net increase....................       1,414,432        $13,978,977            260,781      $    2,318,499
                                      ==============     ==============     ==============      ==============

Alger Money Market Portfolio
    Shares sold.....................   4,011,972,134     $4,011,972,134      3,890,533,124      $3,890,533,124
    Dividends reinvested............       4,222,554          4,222,554          8,949,498           8,949,498
    Shares redeemed.................  (3,861,834,646)    (3,861,834,646)    (3,906,034,069)     (3,906,034,069)
                                      --------------     --------------     --------------      --------------
    Net increase (decrease).........     154,360,042     $  154,360,042         (6,551,447)     $   (6,551,447)
                                      ==============     ==============     ==============      ==============


---------------
* Adjusted to reflect the effect of a 3 for 1 stock split which occurred on January 8, 1999.

The Alger Fund
1 World Trade Center
Suite 9333
New York, N.Y. 10048
(800) 992-3863
www.algerfund.com
---------------------------
Board of Trustees
Fred M. Alger, CHAIRMAN
David D. Alger
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent
B. Joseph White
---------------------------
Investment Manager
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048
---------------------------
Distributor
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302
---------------------------
Transfer Agent
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302
---------------------------

This report is submitted for the general information of the shareholders of The Alger Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information. REP49




================================================================================


                                      THE   |
                                            | MEETING THE CHALLENGE
                                     ALGER  | OF INVESTING
                                            |
                                      FUND  |




                             Alger Growth Portfolio

                      Alger Small Capitalization Portfolio

                            Alger Balanced Portfolio

                          Alger MidCap Growth Portfolio

                      Alger Capital Appreciation Portfolio

                          Alger Money Market Portfolio



                                            |
                                            |
                                SEMI-ANNUAL |  April 30, 1999
                                     REPORT |  (Unaudited)
                                            |
                                            |





================================================================================